Note 7 - Short-Term Loans	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Short-term Debt [Text Block]
NOTE 7. SHORT-TERM LOANS

On July 16, September 11, October 22 and November 6, 2014, the Group borrowed four loans with term of one year of RMB1,500,000, RMB1,500,000, RMB2,692,003 and RMB5,000,000 respectively from three banks to meet temporary working capital needs. The annual interest rates are the benchmark interest rate announced by the People’s Bank of China plus 20%-30% of the benchmark interest rate. The loans were guaranteed by Adam Yan, our Chairman. One of the loans was additionally guaranteed by Adam’s wife. As of December 31, 2014, the outstanding short-term loans were RMB10,692,003 (US$1,723,238).

Interest expenses incurred for the year ended December 31, 2014 was RMB164,171 (US$26,460). The weighted average annual interest rate for the year ended December 31, 2014 was 7.5%.